Trade and other payables	12 Months Ended
Dec. 31, 2020
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Trade and other payables
14.	Trade and other payables

	December 31, 2020	December 31, 2019
Trade payables and accrued liabilities	$315,570	$389,476
Interest payable on long-term borrowings	7,266	9,814
Payable to related parties (Note 22)	65,552	65,903
Other	1,671	1,013
	$390,059	$466,206